Leases (Narrative) (Discontinued Operations) (Details) - Energy-from-Waste [Member] $ in Millions	Sep. 30, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, operating leases, future minimum payments due in each of next five years	$ 2
Discontinued operations, operating leases, future minimum payments due thereafter	40
Discontinued operations, operating leases, future minimum payments due total	$ 50